Other information about investments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of investment entities [text block]
48 Other information about investments
Information on Eni’s investments as of December 31, 2017
The following section provides the information about Eni’s subsidiaries, joint arrangements, associates and other significant investments as of December 31, 2017. Unless otherwise indicated, share capital is represented by ordinary shares directly held by the Group, while ownership interest corresponds to voting rights.
Parent company
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership
Eni SpA(#)	Rome	Italy	EUR	4,005,358,876	Cassa Depositi e Prestiti SpA	25.76
					Ministero dell’Economia e delle Finanze	4.34
					Eni SpA	0.91
					Other shareholders	68.99

(#)	Company with shares quoted in the regulated market of Italy or of other EU countries
–
–
Subsidiaries
Exploration & Production
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni Angola SpA	San Donato Milanese (MI)	Angola	EUR	20,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	EUR	5,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	EUR	200,000	Eni SpA	100.00	100.00	F.C.
Eni Timor Leste SpA	San Donato Milanese (MI)	East Timor	EUR	6,841,517	Eni SpA	100.00	100.00	F.C.
Eni West Africa SpA	San Donato Milanese (MI)	Angola	EUR	10,000,000	Eni SpA	100.00	100.00	F.C.
Eni Zubair SpA (in liquidation)	San Donato milanese (MI)	Italy	EUR	120,000	Eni SpA	100.00		Co.
EniProgetti SpA (former Tecnomare - Società per lo Sviluppo delle Tecnologie Marine SpA)	Venezia Marghera (VE)	Italy	EUR	2,064,000	Eni SpA	100.00	100.00	F.C.
Floaters SpA	San Donato Milanese (MI)	Italy	EUR	200,120,000	Eni SpA	100.00	100.00	F.C.
Ieoc SpA	San Donato Milanese (MI)	Egypt	EUR	18,331,000	Eni SpA	100.00	100.00	F.C.
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	EUR	24,103,200	Eni SpA Third parties	99.96 0.04	99.96	F.C.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Outside Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV Eni Oil Holdings BV	95.00 5.00	100.00	F.C.
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Oil Ecuador BV	Amsterdam (Netherlands)	Ecuador	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Agip Oleoducto de Crudos Pesados BV	Amsterdam (Netherlands)	Ecuador	EUR	20,000	Eni International BV	100.00		Eq.
Burren (Cyprus) Holdings Ltd (in liquidation)	Nicosia (Cyprus)	Cyprus	EUR	1,710	Burren En.(Berm)Ltd	100.00		Co.
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	USD	12,002	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy Congo Ltd	Tortola (British Virgin Islands)	Republic of the Congo	USD	50,000	Burren En.(Berm)Ltd	100.00	100.00	F.C.
Burren Energy (Egypt) Ltd	London (United Kingdom)	Egypt	GBP	2	Burren Energy Plc	100.00		Eq.
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	GBP	2	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy Plc	London (United Kingdom)	United Kingdom	GBP	28,819,023	Eni UK Holding Plc Eni UK Ltd	99.99 (—)	100.00	F.C.
Burren Energy Ship Management Ltd (in liquidation)	Nicosia (Cyprus)	Cyprus	EUR	3,420	Burren(Cyp)Hold.Ltd (L) Burren En.(Berm)Ltd	50.00 50.00		Co.
Burren Shakti Ltd	Hamilton (Bermuda)	United Kingdom	USD	65,300,000	Burren En. India Ltd	100.00	100.00	F.C.
Eni Abu Dhabi BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni AEP Ltd	London (United Kingdom)	Pakistan	GBP	73,471,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Ltd Sàrl	Luxembourg (Luxembourg)	Algeria	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni America Ltd	Dover, Delaware (USA)	USA	USD	72,000	Eni UHL Ltd	100.00	100.00	F.C.
Eni Angola Exploration BV	Amsterdam (Netherlands)	Angola	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Angola Production BV	Amsterdam (Netherlands)	Angola	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	ARS	24,136,336	Eni International BV Eni Oil Holdings BV	95.00 5.00		Eq.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Australia BV	Amsterdam (Netherlands)	Australia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Australia Ltd	London (United Kingdom)	Australia	GBP	20,000,000	Eni International BV	100.00	100.00	F.C.
Eni BB Petroleum Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni BTC Ltd	London (United Kingdom)	United Kingdom	GBP	34,000,000	Eni International BV	100.00		Eq.
Eni Bukat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Bulungan BV	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Canada Holding Ltd	Calgary (Canada)	Canada	USD	1,453,200,001	Eni International BV	100.00	100.00	F.C.
Eni CBM Ltd	London (United Kingdom)	Indonesia	USD	2,210,728	Eni Lasmo Plc	100.00	100.00	F.C.
Eni China BV	Amsterdam (Netherlands)	China	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Congo SA	Pointe - Noire (Republic of the Congo)	Republic of the Congo	USD	17,000,000	Eni E&P Holding BV Eni Int. NA NV Sàrl Eni International BV	99.99 (—) (—)	100.00	F.C.
Eni Côte d’Ivoire Ltd	London (United Kingdom)	Ivory Coast	GBP	1	Eni UK Ltd	100.00	100.00	F.C.
Eni Croatia BV	Amsterdam (Netherlands)	Croatia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	EUR	2,005	Eni International BV	100.00	100.00	F.C.
Eni Dación BV	Amsterdam (Netherlands)	Netherlands	EUR	90,000	Eni Oil Holdings BV	100.00		Eq.
Eni Denmark BV	Amsterdam (Netherlands)	Greenland	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltda	Rio de Janeiro (Brazil)	Brazil	BRL	1,593,415,000	Eni International BV Eni Oil Holdings BV	99.99 (—)		Eq.
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Elgin/Franklin Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Engineering E&P Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00	100.00	F.C.
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	29,832,777.12	Eni International BV	100.00	100.00	F.C.
Eni Gabon SA	Libreville (Gabon)	Gabon	XAF	13,132,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ganal Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	EUR	10,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	GHS	21,412,500	Eni International BV	100.00	100.00	F.C.
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	3,036,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Hydrocarbons Venezuela Ltd	London (United Kingdom)	Venezuela	GBP	8,050,500	Eni Lasmo Plc	100.00	100.00	F.C.
Eni India Ltd	London (United Kingdom)	India	GBP	44,000,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	GBP	100	Eni ULX Ltd	100.00	100.00	F.C.
Eni Indonesia Ots 1 Ltd	Grand Cayman (Cayman Islands)	Indonesia	USD	1.01	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	USD	25,000	Eni International BV	100.00	100.00	F.C.
Eni Investments Plc	London (United Kingdom)	United Kingdom	GBP	750,050,000	Eni SpA Eni UK Ltd	99.99 (—)	100.00	F.C.
Eni Iran BV	Amsterdam (Netherlands)	Iran	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ireland BV	Amsterdam (Netherlands)	Ireland	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 03-13 Ltd	London (United Kingdom)	Australia	GBP	250,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 06-105 Pty Ltd	Perth (Australia)	Australia	AUD	80,830,576	Eni International BV	100.00	100.00	F.C.
Eni JPDA 11-106 BV	Amsterdam (Netherlands)	Australia	EUR	50,000	Eni International BV	100.00	100.00	F.C.
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Krueng Mane Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	GBP	337,638,724.25	Eni Investments Plc Eni UK Ltd	99.99 (—)	100.00	F.C.
Eni Lebanon BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Eni Liberia BV	Amsterdam (Netherlands)	Liberia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Liverpool Bay Operating Co Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00	100.00	F.C.
Eni LNS Ltd	London (United Kingdom)	United Kingdom	GBP	80,400,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Marketing Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Maroc BV	Amsterdam (Netherlands)	Morocco	EUR	20,000	Eni International BV	100.00	100.00	F.C.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni México S. de RL de CV	Lomas De Chapultepec, Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV Eni Oil Holdings BV	99.90 0.10	100.00	F.C.
Eni Middle East BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Eni Middle East Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni MOG Ltd (in liquidation)	London (United Kingdom)	United Kingdom	GBP	220,711,147.50	Eni Lasmo Plc Eni LNS Ltd	99.99 (—)	100.00	F.C.
Eni Montenegro BV	Amsterdam (Netherlands)	Montenegro	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Mozambique Engineering Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00	100.00	F.C.
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Myanmar BV	Amsterdam (Netherlands)	Myanmar	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Norge AS	Forus (Norway)	Norway	NOK	278,000,000	Eni International BV	100.00	100.00	F.C.
Eni North Africa BV	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Oil & Gas Inc	Dover, Delaware (USA)	USA	USD	100,800	Eni America Ltd	100.00	100.00	F.C.
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	GBP	1,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	450,000	Eni ULX Ltd	100.00	100.00	F.C.
Eni Oman BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Pakistan Ltd	London (United Kingdom)	Pakistan	GBP	90,087	Eni ULX Ltd	100.00	100.00	F.C.
Eni Pakistan (M) Ltd Sàrl	Luxembourg (Luxembourg)	Pakistan	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Petroleum Co Inc	Dover, Delaware (USA)	USA	USD	156,600,000	Eni SpA Eni International BV	63.86 36.14	100.00	F.C.
Eni Petroleum US Llc	Dover, Delaware (USA)	USA	USD	1,000	Eni BB Petroleum Inc	100.00	100.00	F.C.
Eni Portugal BV	Amsterdam (Netherlands)	Portugal	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Rapak Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni RD Congo SA	Kinshasa (Democratic Republic of the Congo)	Democratic Republic of the Congo	CDF	750,000,000	Eni International BV Eni Oil Holdings BV	99.99 (—)		Eq.
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni Mozambique LNG H. BV	100.00		Eq.
Eni South Africa BV	Amsterdam (Netherlands)	Republic of South Africa	EUR	20,000	Eni International BV	100.00	100.00	F.C.
___________
(*)       F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni South China Sea Ltd Sàrl	Luxembourg (Luxembourg)	China	USD	20,000	Eni International BV	100.00		Eq.
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	1,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Trinidad and Tobago Ltd	Port of Spain (Trinidad and Tobago)	Trinidad and Tobago	TTD	1,181,880	Eni International BV	100.00	100.00	F.C.
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	USD	20,000	Burren En.(Berm)Ltd	100.00	100.00	F.C.
Eni UHL Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni UKCS Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	GBP	424,050,000	Eni Lasmo Plc Eni UK Ltd	99.99 (—)	100.00	F.C.
Eni UK Ltd	London (United Kingdom)	United Kingdom	GBP	250,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ukraine Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ukraine Llc	Kiev (Ukraine)	Ukraine	UAH	42,004,757.64	Eni Ukraine Hold.BV Eni International BV	99.99 0.01	100.00	F.C.
Eni Ukraine Shallow Waters BV	Amsterdam (Netherlands)	Ukraine	EUR	20,000	Eni Ukraine Hold.BV	100.00		Eq.
Eni ULT Ltd	London (United Kingdom)	United Kingdom	GBP	93,215,492.25	Eni Lasmo Plc	100.00	100.00	F.C.
Eni ULX Ltd	London (United Kingdom)	United Kingdom	GBP	200,010,000	Eni ULT Ltd	100.00	100.00	F.C.
Eni USA Gas Marketing Llc	Dover, Delaware (USA)	USA	USD	10,000	Eni Marketing Inc	100.00	100.00	F.C.
Eni USA Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Oil & Gas Inc	100.00	100.00	F.C.
Eni US Operating Co Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	EUR	20,000	Eni Venezuela E&P Holding	100.00	100.00	F.C.
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	USD	963,800,000	Eni International BV Eni Oil Holdings BV	99.99 (—)	100.00	F.C.
Eni Ventures Plc (in liquidation)	London (United Kingdom)	United Kingdom	GBP	278,050,000	Eni International BV Eni Oil Holdings BV	99.99 (—)		Co.
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni West Timor Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Yemen Ltd	London (United Kingdom)	United Kingdom	GBP	1,000	Burren Energy Plc	100.00		Eq.
EniProgetti Egypt Ltd (former Tecnomare Egypt Ltd)	Cairo (Egypt)	Egypt	EGP	50,000	EniProgetti SpA Eni SpA	99.00 1.00		Eq.
Eurl Eni Algérie	Algiers (Algeria)	Algeria	DZD	1,000,000	Eni Algeria Ltd Sàrl	100.00		Eq.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
First Calgary Petroleums LP	Wilmington (USA)	Algeria	USD	1	Eni Canada Hold. Ltd FCP Partner Co ULC	99.99 0.01	100.00	F.C.
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	CAD	10	Eni Canada Hold. Ltd	100.00	100.00	F.C.
Ieoc Exploration BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Lasmo Sanga Sanga Ltd	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Liverpool Bay Ltd	London (United Kingdom)	United Kingdom	USD	1	Eni ULX Ltd	100.00	100.00	F.C.
Nigerian Agip CPFA Ltd	Lagos (Nigeria)	Nigeria	NGN	1,262,500	NAOC Ltd Agip En Nat Res.Ltd Nigerian Agip E. Ltd	98.02 0.99 0.99		Co.
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV Eni Oil Holdings BV	99.99 0.01	100.00	F.C.
Nigerian Agip Oil Co Ltd	Abuja (Nigeria)	Nigeria	NGN	1,800,000	Eni International BV Eni Oil Holdings BV	99.89 0.11	100.00	F.C.
OOO ‘Eni Energhia’	Moscow (Russia)	Russia	RUB	2,000,000	Eni Energy Russia BV Eni Oil Holdings BV	99.90 0.10	100.00	F.C.
Zetah Congo Ltd	Nassau (Bahamas)	Republic of the Congo	USD	300	Eni Congo SA Burren En.Congo Ltd	66.67 33.33		Co.
Zetah Kouilou Ltd	Nassau (Bahamas)	Republic of the Congo	USD	2,000	Eni Congo SA Burren En.Congo Ltd Third parties	54.50 37.00 8.50		Co.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Gas& Power
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Eni gas e luce SpA	San Donato Milanese (MI)	Italy	EUR	750,000,000	Eni SpA	100.00	100.00	F.C.
Eni Gas Transport Services Srl	San Donato Milanese (MI)	Italy	EUR	120,000	Eni SpA	100.00		Co.
Eni Trading & Shipping SpA	Rome	Italy	EUR	60,036,650	Eni SpA	100.00	100.00	F.C.
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EUR	144,000,000	EniPower SpA Third parties	86.50 13.50	86.50	F.C.
EniPower SpA	San Donato Milanese (MI)	Italy	EUR	944,947,849	Eni SpA	100.00	100.00	F.C.
LNG Shipping SpA	San Donato Milanese (MI)	Italy	EUR	240,900,000	Eni SpA	100.00	100.00	F.C.
Trans Tunisian Pipeline Co SpA	San Donato Milanese (MI)	Tunisia	EUR	1,098,000	Eni SpA	100.00	100.00	F.C.

Outside Italy
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	EUR	12,956,935	Eni gas e luce SpA Third parties	51.00 49.00	51.00	F.C.
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	EUR	70,000	Eni International BV	100.00	100.00	F.C.
Eni Gas & Power France SA	Levallois Perret (France)	France	EUR	29,937,600	Eni gas e luce SpA Third parties	99.87 0.13	99.87	F.C.
Eni Trading & Shipping Inc	Dover, Delaware (USA)	USA	USD	36,000,000	ETS SpA	100.00	100.00	F.C.
Société de Service du Gazoduc Transtunisien SA - Sergaz SA	Tunisi (Tunisia)	Tunisia	TND	99,000	Eni International BV Third parties	66.67 33.33	66.67	F.C.
Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA	Tunisi (Tunisia)	Tunisia	TND	200,000	Eni International BV Eni SpA LNG Shipping SpA Trans Tunis.P.Co SpA	99.85 0.05 0.05 0.05	100.00	F.C.
Tigáz-Dso Földgázelosztó kft	Hajdúszoboszló (Hungary)	Hungary	HUF	31,033,000,000	Tigáz Zrt	100.00	98.99	F.C.
Tigáz Tiszántúli Gázszolgáltató Zártkörûen Mûködõ Részvénytársaság	Hajdúszoboszló (Hungary)	Hungary	HUF	8,486,070,500	Eni SpA Third parties	98.99 1.01	98.99	F.C.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Refining & Marketing and Chemical
Refining & Marketing
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Consorzio AgipGas Sabina (in liquidation)	Cittaducale (RI)	Italy	EUR	5,160	Eni Fuel SpA	100.00		Co.
Ecofuel SpA	San Donato Milanese (MI)	Italy	EUR	52,000,000	Eni SpA	100.00	100.00	F.C.
Eni Fuel SpA	Rome	Italy	EUR	58,944,310	Eni SpA	100.00	100.00	F.C.
Raffineria di Gela SpA	Gela (CL)	Italy	EUR	15,000,000	Eni SpA	100.00	100.00	F.C.
Servizi Fondo Bombole Metano SpA	Rome	Italy	EUR	13,580,000.20	Eni SpA	100.00		Co.
Outside Italy
Eni Austria GmbH	Wien (Austria)	Austria	EUR	78,500,000	Eni International BV Eni Deutsch.GmbH	75.00 25.00	100.00	F.C.
Eni Benelux BV	Rotterdam (Netherlands)	Netherlands	EUR	1,934,040	Eni International BV	100.00	100.00	F.C.
Eni Deutschland GmbH	Munich (Germany)	Germany	EUR	90,000,000	Eni International BV Eni Oil Holdings BV	89.00 11.00	100.00	F.C.
Eni Ecuador SA	Quito (Ecuador)	Ecuador	USD	103,142.08	Eni International BV Esain SA	99.93 0.07	100.00	F.C.
Eni France Sàrl	Lyon (France)	France	EUR	56,800,000	Eni International BV	100.00	100.00	F.C.
Eni Iberia SLU	Alcobendas (Spain)	Spain	EUR	17,299,100	Eni International BV	100.00	100.00	F.C.
Eni Lubricants Trading (Shanghai) Co Ltd	Shanghai (China)	China	EUR	5,000,000	Eni International BV	100.00	100.00	F.C.
Eni Marketing Austria GmbH	Wien (Austria)	Austria	EUR	19,621,665.23	Eni Mineralölh.GmbH Eni International BV	99.99 (—)	100.00	F.C.
Eni Mineralölhandel GmbH	Wien (Austria)	Austria	EUR	34,156,232.06	Eni Austria GmbH	100.00	100.00	F.C.
Eni Schmiertechnik GmbH	Wurzburg (Germany)	Germany	EUR	2,000,000	Eni Deutsch.GmbH	100.00	100.00	F.C.
Eni Suisse SA	Lausanne (Switzerland)	Switzerland	CHF	102,500,000	Eni International BV	100.00	100.00	F.C.
Eni USA R&M Co Inc	Wilmington (USA)	USA	USD	11,000,000	Eni International BV	100.00	100.00	F.C.
Esacontrol SA	Quito (Ecuador)	Ecuador	USD	60,000	Eni Ecuador SA Third parties	87.00 13.00		Eq.
Esain SA	Quito (Ecuador)	Ecuador	USD	30,000	Eni Ecuador SA Tecnoesa SA	99.99 (—)	100.00	F.C.
Oléoduc du Rhône SA	Valais (Switzerland)	Switzerland	CHF	7,000,000	Eni International BV	100.00		Eq.
OOO “Eni-Nefto”	Moscow (Russia)	Russia	RUB	1,010,000	Eni International BV Eni Oil Holdings BV	99.01 0.99		Eq.
Tecnoesa SA	Quito (Ecuador)	Ecuador	USD	36,000	Eni Ecuador SA Esain SA	99.99 (—)		Eq.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Chemical
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Versalis SpA	San Donato Milanese (MI)	Italy	EUR	1,364,790,000	Eni SpA	100.00	100.00	F.C.
In Italy
Consorzio Industriale Gas Naturale (in liquidation)	San Donato Milanese (MI)	Italy	EUR	124,000	Versalis SpA Raff. di Gela SpA Eni SpA Syndial SpA Raff. Milazzo ScpA	53.55 18.74 15.37 0.76 11.58		Eq.
Outside Italy
Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	HUF	8,092,160,000	Versalis SpA Versalis Deutsc.GmbH Versalis Int.SA	96.34 1.83 1.83	100.00	F.C.
Eni Chemicals Trading (Shanghai) Co Ltd (in liquidation)	Shanghai (China)	China	USD	5,000,000	Versalis SpA	100.00		Eq.
Versalis Americas Inc	Dover, Delaware (USA)	USA	USD	100,000	Versalis International SA	100.00	100.00	F.C.
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	CDF	1,000,000	Versalis International SA	100.00		Eq.
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	EUR	100,000	Versalis SpA	100.00	100.00	F.C.
Versalis France SAS	Mardyck (France)	France	EUR	126,115,582.90	Versalis SpA	100.00	100.00	F.C.
Versalis International SA	Bruxelles (Belgium)	Belgium	EUR	15,449,173.88	Versalis SpA Versalis Deutsc.GmbH Dunastyr Zrt Versalis France	59.00 23.71 14.43 2.86	100.00	F.C.
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	TRY	20,000	Versalis Int.SA	100.00		Eq.
Versalis Pacific (India) Private Ltd	Mumbai (India)	India	INR	238,700	Versalis Pacific Trading Third parties	99.99 (—)		Eq.
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	CNY	1,000,000	Versalis SpA	100.00	100.00	F.C.
Versalis Singapore Pte Ltd	Singapore (Singapore)	Singapore	SGD	80,000	Versalis SpA	100.00		Eq.
Versalis UK Ltd	London (United Kingdom)	United Kingdom	GBP	4,004,042	Versalis SpA	100.00	100.00	F.C.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Corporate and other activities
Corporate and financial companies
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
In Italy
Agenzia Giornalistica Italia SpA	Rome	Italy	EUR	2,000,000	Eni SpA	100.00	100.00	F.C.
Eni Adfin SpA	Rome	Italy	EUR	85,537,498.80	Eni SpA Third parties	99.67 0.33	99.67	F.C.
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	EUR	3,360,000	Eni SpA	100.00	100.00	F.C.
EniServizi SpA	San Donato Milanese (MI)	Italy	EUR	13,427,419.08	Eni SpA	100.00	100.00	F.C.
Serfactoring SpA	San Donato Milanese (MI)	Italy	EUR	5,160,000	Eni SpA Third parties	49.00 51.00	49.00	F.C.
Servizi Aerei SpA	San Donato Milanese (MI)	Italy	EUR	79,817,238	Eni SpA	100.00	100.00	F.C.
Outside Italy
Banque Eni SA	Bruxelles (Belgium)	Belgium	EUR	50,000,000	Eni International BV Eni Oil Holdings BV	99.90 0.10	100.00	F.C.
Eni Finance International SA	Bruxelles (Belgium)	Belgium	USD	2,474,225,632	Eni International BV Eni SpA	66.39 33.61	100.00	F.C.
Eni Finance USA Inc	Dover, Delaware (USA)	USA	USD	15,000,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Insurance Designated Activity Company	Dublin (Ireland)	Ireland	EUR	500,000,000	Eni SpA	100.00	100.00	F.C.
Eni International BV	Amsterdam (Netherlands)	Netherlands	EUR	641,683,425	Eni SpA	100.00	100.00	F.C.
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	GBP	50,000	Eni SpA Eni UK Ltd	99.99 (—)	100.00	F.C.
Other Activities
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
In Italy
Anic Partecipazioni SpA (in liquidation)	Gela (CL)	Italy	EUR	23,519,847.16	Syndial SpA Third parties	99.97 0.03		Eq.
Eni Energia Srl	San Donato Milanese (MI)	Italy	EUR	10,000	Eni SpA	100.00		Co.
Eni New Energy SpA	San Donato Milanese (MI)	Italy	EUR	5,000,000.00	Eni SpA	100.00	100.00	F.C.
Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)	Gela (CL)	Italy	EUR	1,300,000	Syndial SpA Third parties	52.00 48.00		Eq.
Ing. Luigi Conti Vecchi SpA	Assemini (CA)	Italy	EUR	5,518,620.64	Syndial SpA	100.00	100.00	F.C.
Syndial Servizi Ambientali SpA	San Donato Milanese (MI)	Italy	EUR	424,818,703.05	Eni SpA Third parties	99.99 (—)	100.00	F.C.
Outside Italy
Eni New Energy Egypt SAE	Cairo (Egypt)	Egypt	EGP	250,000	Eni International BV Ieoc Exploration BV Ieoc Production BV	99.98 0.01 0.01		Eq.
Oleodotto del Reno SA	Coira (Switzerland)	Switzerland	CHF	1,550,000	Syndial SpA	100.00		Eq.
___________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Joint arrangements and associates
Exploration & Production
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Mozambique Rovuma Venture SpA(†) (former Eni East Africa SpA)	San Donato Milanese (MI)	Mozambique	EUR	20,000,000		Eni SpA Third parties	35.71 64.29	35.71	J.O.
Società Oleodotti Meridionali - SOM SpA(†)	San Donato Milanese (MI)	Italy	EUR	3,085,000		Eni SpA Third parties	70.00 30.00	70.00	J.O.
Outside Italy
Agiba Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV Third parties	50.00 50.00		Co.
Angola LNG Ltd	Hamilton (Bermuda)	Angola	USD	10,907,000,000		Eni Angola Prod.BV Third parties	13.60 86.40		Eq.
Ashrafi Island Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV Third parties	25.00 75.00		Co.
Barentsmorneftegaz Sàrl(†)	Luxembourg (Luxembourg)	Russia	USD	20,000		Eni Energy Russia BV Third parties	33.33 66.67		Eq.
Cabo Delgado Gas Development Limitada(†)	Maputo (Mozambique)	Mozambique	MZN	2,500,000		Eni Mozam.LNG H. BV Third parties	50.00 50.00		Co.
Cardón IV SA(†)	Caracas (Venezuela)	Venezuela	VEF	17,210,000		Eni Venezuela BV Third parties	50.00 50.00		Eq.
Compañia Agua Plana SA	Caracas (Venezuela)	Venezuela	VEF	100		Eni Venezuela BV Third parties	26.00 74.00		Co.
Coral FLNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000		Eni Mozam.LNG H. BV Third parties	25.00 75.00		Eq.
Coral South FLNG DMCC	Dubai (United Arab Emirates)	United Arab Emirates	AED	500,000		Eni Mozam.LNG H. BV Third parties	50.00 50.00		Eq.
East Delta Gas Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV Third parties	37.50 62.50		Co.
East Kanayis Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV Third parties	50.00 50.00		Co.
East Obaiyed Petroleum Company(†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc SpA Third parties	50.00 50.00		Co.
El-Fayrouz Petroleum Co(†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV Third parties	50.00 50.00		Co.
El Temsah Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV Third parties	25.00 75.00		Co.
Enstar Petroleum Ltd	Calgary (Canada)	Canada	CAD	0.10		Unimar Llc	100.00
Fedynskmorneftegaz Sàrl(†)	Luxembourg (Luxembourg)	Russia	USD	20,000		Eni Energy Russia BV Third parties	33.33 66.67		Eq.
InAgip doo(†)	Zagreb (Croatia)	Croatia	HRK	54,000		Eni Croatia BV Third parties	50.00 50.00		Co.
Karachaganak Petroleum Operating BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000		Agip Karachag.BV Third parties	29.25 70.75		Co.
Karachaganak Project Development Ltd (KPD)	Reading, Berkshire (United Kingdom)	United Kingdom	GBP	100		Agip Karachag.BV Third parties	38.00 62.00		Eq.
Khaleej Petroleum Co Wll	Safat (Kuwait)	Kuwait	KWD	250,000		Eni Middle E. Ltd Third parties	49.00 51.00		Eq.
Liberty National Development Co Llc	Wilmington (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc Third parties	32.50 67.50		Eq.
Llc ‘Westgasinvest’(†)	Lviv (Ukraine)	Ukraine	UAH	2,000,000		Eni Ukraine Hold.BV Third parties	50.01 49.99		Eq.
_____________
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(†)	Jointly controlled entity.
(a)	Shares without nominal value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Mediterranean Gas Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	25.00 75.00		Co.
Mellitah Oil & Gas BV(†)	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni North Africa BV Third parties	50.00 50.00		Co.
Nile Delta Oil Co Nidoco	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	37.50 62.50		Co.
North Bardawil Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV Third parties	30.00 70.00		Co.
North El Burg Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc SpA Third parties	25.00 75.00		Co.
Petrobel Belayim Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	50.00 50.00		Co.
PetroBicentenario SA(†)	Caracas (Venezuela)	Venezuela	VEF	379,000,000	Eni Lasmo Plc Third parties	40.00 60.00		Eq.
PetroJunín SA(†)	Caracas (Venezuela)	Venezuela	VEF	2,402,100,000	Eni Lasmo Plc Third parties	40.00 60.00		Eq.
PetroSucre SA	Caracas (Venezuela)	Venezuela	VEF	220,300,000	Eni Venezuela BV Third parties	26.00 74.00		Eq.
Pharaonic Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	25.00 75.00		Co.
Port Said Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	50.00 50.00		Co.
Raml Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	22.50 77.50		Co.
Ras Qattara Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	37.50 62.50		Co.
Rovuma Basin LNG Land Limitada(†)	Maputo (Mozambique)	Mozambique	MZN	140,000	Mozamb. Rov. V. SpA Third parties	33.33 66.67		Co.
Shatskmorneftegaz Sàrl(†)	Luxembourg (Luxembourg)	Russia	USD	20,000	Eni Energy Russia BV Third parties	33.33 66.67		Eq.
Shorouk Petroleum Company	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	30.00 70.00		Co.
Société Centrale Electrique du Congo SA	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	44,732,000,000	Eni Congo SA Third parties	20.00 80.00		Eq.
Société Italo Tunisienne d’Exploitation Pétrolière SA(†)	Tunisi (Tunisia)	Tunisia	TND	5,000,000	Eni Tunisia BV Third parties	50.00 50.00		Eq.
Sodeps - Société de Developpement et d’Exploitation du Permis du Sud SA(†)	Tunisi (Tunisia)	Tunisia	TND	100,000	Eni Tunisia BV Third parties	50.00 50.00		Co.
Tapco Petrol Boru Hatti Sanayi ve Ticaret AS(†)	Istanbul (Turkey)	Turkey	TRY	9,850,000	Eni International BV Third parties	50.00 50.00		Eq.
Tecninco Engineering Contractors Llp(†)	Aksai (Kazakhstan)	Kazakhstan	KZT	29,478,455	EniProgetti SpA Third parties	49.00 51.00		Eq.
Thekah Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV Third parties	25.00 75.00		Co.
Unimar Llc(†)	Houston (USA)	USA	USD	0(a)	Eni America Ltd Third parties	50.00 50.00		Co.
United Gas Derivatives Co	Cairo (Egypt)	Egypt	USD	195,000,000	Eni International BV Third parties	33.33 66.67		Eq.
VIC CBM Ltd(†)	London (United Kingdom)	Indonesia	USD	1,315,912	Eni Lasmo Plc Third parties	50.00 50.00		Eq.
Virginia Indonesia Co CBM Ltd(†)	London (United Kingdom)	Indonesia	USD	631,640	Eni Lasmo Plc Third parties	50.00 50.00		Eq.
Virginia Indonesia Co Llc	Wilmington (USA)	Indonesia	USD	10	Unimar Llc	100.00
Virginia International Co Llc	Wilmington (USA)	Indonesia	USD	10	Unimar Llc	100.00
West Ashrafi Petroleum Co(†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV Third parties	50.00 50.00		Co.

______

(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(†)	Jointly controlled entity.
(a)	Shares without nominal value.
Gas & Power
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Mariconsult SpA(†)	Milan	Italy	EUR	120,000	Eni SpA Third parties	50.00 50.00		Eq.
Società EniPower Ferrara Srl(†)	San Donato Milanese (MI)	Italy	EUR	140,000,000	EniPower SpA Third parties	51.00 49.00	51.00	J.O.
Transmed SpA(†)	Milan	Italy	EUR	240,000	Eni SpA Third parties	50.00 50.00		Eq.
Outside Italy
Blue Stream Pipeline Co BV(†)	Amsterdam (Netherlands)	Russia	USD	22,000	Eni International BV Third parties	50.00 50.00	50.00	J.O.
Gas Distribution Company of Thessaloniki - Thessaly SA(†)	Ampelokipi- Menemeni (Greece)	Greece	EUR	247,127,605	Eni gas e luce SpA Third parties	49.00 51.00		Eq.
Gas Supply Company of Thessaloniki - Thessalia SA(†)	Thessaloniki (Greece)	Greece	EUR	13,761,788	Eni gas e luce SpA Third parties	49.00 51.00		Eq.
GreenStream BV(†)	Amsterdam (Netherlands)	Libya	EUR	200,000,000	Eni North Africa BV Third parties	50.00 50.00	50.00	J.O.
Premium Multiservices SA	Tunisi (Tunisia)	Tunisia	TND	200,000	Sergaz SA Third parties	49.99 50.01		Eq.
SAMCO Sagl	Lugano (Switzerland)	Switzerland	CHF	20,000	Eni International BV Transmed.Pip.Co Ltd Third parties	5.00 90.00 5.00		Eq.
Transmediterranean Pipeline Co Ltd(†)	St. Helier (Jersey)	Jersey	USD	10,310,000	Eni SpA Third parties	50.00 50.00	50.00	J.O.
Turul Gázvezeték Építõ es Vagyonkezelõ Részvénytársaság(†)	Tatabànya (Hungary)	Hungary	HUF	404,000,000	Tigáz Zrt Third parties	58.42 41.58		Eq.
Unión Fenosa Gas SA(†)	Madrid (Spain)	Spain	EUR	32,772,000	Eni SpA Third parties	50.00 50.00		Eq.

________

(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(†)	Jointly controlled entity.
Refining & Marketing and Chemical
Refining & Marketing
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Arezzo Gas SpA(†)	Arezzo	Italy	EUR	394,000	Eni Fuel SpA Third parties	50.00 50.00		Eq.
CePIM Centro Padano Interscambio Merci SpA	Fontevivo (PR)	Italy	EUR	6,642,928.32	Ecofuel SpA Third parties	34.93 65.07		Eq.
Consorzio Operatori GPL di Napoli	Napoli	Italy	EUR	102,000	Eni Fuel SpA Third parties	25.00 75.00		Co.
Costiero Gas Livorno SpA(†)	Livorno	Italy	EUR	26,000,000	Eni Fuel SpA Third parties	65.00 35.00	65.00	J.O.
Disma SpA	Segrate (MI)	Italy	EUR	2,600,000	Eni Fuel SpA Third parties	25.00 75.00		Eq.
PETRA SpA(†)	Ravenna	Italy	EUR	723,100	Ecofuel SpA Third parties	50.00 50.00		Eq.
Petroven Srl(†)	Genova	Italy	EUR	156,000	Ecofuel SpA Third parties	68.00 32.00	68.00	J.O.
Porto Petroli di Genova SpA	Genova	Italy	EUR	2,068,000	Ecofuel SpA Third parties	40.50 59.50		Eq.
Raffineria di Milazzo ScpA(†)	Milazzo (ME)	Italy	EUR	171,143,000	Eni SpA Third parties	50.00 50.00	50.00	J.O.
SeaPad SpA(†)	Genova	Italy	EUR	12,400,000	Ecofuel SpA Third parties	80.00 20.00		Eq.
Seram SpA	Fiumicino (RM)	Italy	EUR	852,000	Eni SpA Third parties	25.00 75.00		Co.
Sigea Sistema Integrato Genova Arquata SpA	Genova	Italy	EUR	3,326,900	Ecofuel SpA Third parties	35.00 65.00		Eq.
Termica Milazzo Srl(†)	Milazzo (ME)	Italy	EUR	100,000	Raff. Milazzo ScpA	100.00	50.00	J.O.
______

(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(†)	Jointly controlled entity.
Refining & Marketing
Outside Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
AET - Raffineriebeteiligungs gesellschaft mbH(†)	Schwedt (Germany)	Germany	EUR	27,000	Eni Deutsch.GmbH Third parties	33.33 66.67		Eq.
Bayernoil Raffineriegesellschaft mbH(†)	Vohburg (Germany)	Germany	EUR	10,226,000	Eni Deutsch.GmbH Third parties	20.00 80.00	20.00	J.O.
City Carburoil SA(†)	Rivera (Switzerland)	Switzerland	CHF	6,000,000	Eni Suisse SA Third parties	49.91 50.09		Eq.
Egyptian International Gas Technology Co	Cairo (Egypt)	Egypt	EGP	100,000,000	Eni International BV Third parties	40.00 60.00		Co.
ENEOS Italsing Pte Ltd	Singapore (Singapore)	Singapore	SGD	12,000,000	Eni International BV Third parties	22.50 77.50		Eq.
FSH Flughafen Schwechat Hydranten-Gesellschaft OG	Wien (Austria)	Austria	EUR	7,798,020.99	Eni Market.A.GmbH Eni Mineralölh.GmbH Eni Austria GmbH Third parties	14.56 14.56 14.56 56.32		Co.
Fuelling Aviation Services GIE	Tremblay en France (France)	France	EUR	1	Eni France Sàrl Third parties	25.00 75.00		Co.
Mediterranée Bitumes SA	Tunisi (Tunisia)	Tunisia	TND	1,000,000	Eni International BV Third parties	34.00 66.00		Eq.
Routex BV	Amsterdam (Netherlands)	Netherlands	EUR	67,500	Eni International BV Third parties	20.00 80.00		Eq.
Saraco SA	Meyrin (Switzerland)	Switzerland	CHF	420,000	Eni Suisse SA Third parties	20.00 80.00		Co.
Supermetanol CA(†)	Jose Puerto La Cruz (Venezuela)	Venezuela	VEF	12,086,744.84	Ecofuel SpA Supermetanol CA Third parties	34.51(a) 30.07 35.42	50.00	J.O.
TBG Tanklager Betriebsgesellschaft GmbH(†)	Salzburg (Austria)	Austria	EUR	43,603.70	Eni Market.A.GmbH Third parties	50.00 50.00		Eq.
Weat Electronic Datenservice GmbH	Düsseldorf (Germany)	Germany	EUR	409,034	Eni Deutsch.GmbH Third parties	20.00 80.00		Eq.
_______
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(†)	Jointly controlled entity.
(a)	Controlling interest:	Ecofuel SpA Third parties	50.00 50.00
Chemical
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
Brindisi Servizi Generali Scarl	Brindisi	Italy	EUR	1,549,060	Versalis SpA Syndial SpA EniPower SpA Third parties	49.00 20.20 8.90 21.90		Eq.
IFM Ferrara ScpA	Ferrara	Italy	EUR	5,270,466	Versalis SpA Syndial SpA S.E.F. Srl Third parties	19.74 11.58 10.70 57.98		Eq.
Matrìca SpA(†)	Porto Torres (SS)	Italy	EUR	37,500,000	Versalis SpA Third parties	50.00 50.00		Eq.
Newco Tech SpA(†)	Novara	Italy	EUR	179,000	Versalis SpA Genomatica Inc	80.00 20.00		Eq.
Novamont SpA	Novara	Italy	EUR	13,333,500	Versalis SpA Third parties	25.00 75.00		Eq.
Priolo Servizi ScpA	Melilli (SR)	Italy	EUR	28,100,000	Versalis SpA Syndial SpA Third parties	33.11 4.61 62.28		Eq.
Ravenna Servizi Industriali ScpA	Ravenna	Italy	EUR	5,597,400	Versalis SpA EniPower SpA Ecofuel SpA Third parties	42.13 30.37 1.85 25.65		Eq.
Servizi Porto Marghera Scarl	Porto Marghera (VE)	Italy	EUR	8,695,718	Versalis SpA Syndial SpA Third parties	48.44 38.39 13.17		Eq.
Outside Italy
Lotte Versalis Elastomers Co Ltd(†)	Yeosu (South Korea)	South Korea	KRW	301,800,000,000	Versalis SpA Third parties	50.00 50.00		Eq.
Versalis Zeal Ltd(†)	Takoradi (Ghana)	Ghana	GHS	5,650,000	Versalis Intern. SA Third parties	80.00 20.00		Eq.
_______
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(†)	Jointly controlled entity.
Corporate and other activities
Other activities
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method(*)
In Italy
Filatura Tessile Nazionale Italiana - FILTENI SpA (in liquidation)	Ferrandina (MT)	Italy	EUR	4,644,000	Syndial SpA Third parties	59.56(a) 40.44		Co.
Ottana Sviluppo ScpA (in liquidation)	Nuoro	Italy	EUR	516,000	Syndial SpA Third parties	30.00 70.00		Eq.
Saipem SpA(#) (†)	San Donato Milanese (MI)	Italy	EUR	2,191,384,693	Eni SpA Saipem SpA Third parties	30.54(b) 1.48 67.98		Eq.
_______
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(#)	Company with shares quoted in the regulated market of Italy or of other EU countries
(†)	Jointly controlled entity.
(a)	Controlling interest:	Syndial SpA Third parties	48.00 52.00

(b)	Controlling interest:	Eni SpA Third parties	31.00 69.00
Other significant investments
Exploration & Production
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method(*)
Consorzio Universitario in Ingegneria per la Qualità e l’Innovazione	Pisa	Italy	EUR	135,000	Eni SpA Third parties	20.00 80.00	Co.

Outside Italy
Administradora del Golfo de Paria Este SA	Caracas (Venezuela)	Venezuela	VEF	100	Eni Venezuela BV Third parties	19.50 80.50	Co.
Brass LNG Ltd	Lagos (Nigeria)	Nigeria	USD	1,000,000	Eni Int. NA NV Sàrl Third parties	20.48 79.52	Co.
Darwin LNG Pty Ltd	West Perth (Australia)	Australia	AUD	692,507,924.87	Eni G&P LNG Aus. BV Third parties	10.99 89.01	Co.
New Liberty Residential Co Llc	West Trenton (USA)	USA	USD	0(a)	Eni Oil & Gas Inc Third parties	17.50 82.50	Co.
Nigeria LNG Ltd	Port Harcourt (Nigeria)	Nigeria	USD	1,138,207,000	Eni Int. NA NV Sàrl Third parties	10.40 89.60	Co.
Norsea Pipeline Ltd	Woking Surrey (United Kingdom)	United Kingdom	GBP	7,614,062	Eni SpA Third parties	10.32 89.68	Co.
North Caspian Operating Co NV	Amsterdam (Netherlands)	Kazakhstan	EUR	128,520	Agip Caspian Sea BV Third parties	16.81 83.19	Co.
OPCO - Sociedade Operacional Angola LNG SA	Luanda (Angola)	Angola	AOA	7,400,000	Eni Angola Prod.BV Third parties	13.60 86.40	Co.
Petrolera Güiria SA	Caracas (Venezuela)	Venezuela	VEF	1,000,000	Eni Venezuela BV Third parties	19.50 80.50	Co.
Point Fortin LNG Exports Ltd	Port of Spain (Trinidad and Tobago)	Trinidad and Tobago	USD	10,000	Eni T&T Ltd Third parties	17.31 82.69	Co.
SOMG - Sociedade de Operações e Manutenção de Gasodutos SA	Luanda (Angola)	Angola	AOA	7,400,000	Eni Angola Prod.BV Third parties	13.60 86.40	Co.
Torsina Oil Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	12.50 87.50	Co.
_______
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(a)	Shares without nominal value.
Gas & Power
Outside Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method(*)
Angola LNG Supply Services Llc	Wilmington (USA)	USA	USD	19,278,782	Eni USA Gas M. Llc Third parties	13.60 86.40	Co.
Norsea Gas GmbH	Emden (Germany)	Germany	EUR	1,533,875.64	Eni International BV Third parties	13.04 86.96	Co.
______
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
Refining & Marketing and Chemical
Refining & Marketing
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method(*)
Consorzio Nazionale per la Gestione Raccolta e Trattamento degli Oli Minerali Usati (former Consorzio Obbligatorio degli Oli Usati)	Rome	Italy	EUR	36,149	Eni SpA Third parties	12.43 87.57	Co.
Società Italiana Oleodotti di Gaeta SpA(1)	Rome	Italy	ITL	360,000,000	Eni SpA Third parties	72.48 27.52	Co.

Outside Italy
BFS Berlin Fuelling Services GbR	Hamburg (Germany)	Germany	EUR	91,139	Eni Deutsch.GmbH Third parties	12.50 87.50	Co.
Compania de Economia Mixta ‘Austrogas’	Cuenca (Ecuador)	Ecuador	USD	3,028,749	Eni Ecuador SA Third parties	13.31 86.69	Co.
Dépôt Pétrolier de Fos SA	Fos-Sur-Mer (France)	France	EUR	3,954,196.40	Eni France Sàrl Third parties	16.81 83.19	Co.
Dépôt Pétrolier de la Côte d’Azur SAS	Nanterre (France)	France	EUR	207,500	Eni France Sàrl Third parties	18.00 82.00	Co.
Joint Inspection Group Ltd	London (United Kingdom)	United Kingdom	GBP	0(a)	Eni SpA Third parties	12.50 87.50	Co.
S.I.P.G. Société Immobilier Pétrolier de Gestion Snc	Tremblay-En- France (France)	France	EUR	40,000	Eni France Sàrl Third parties	12.50 87.50	Co.
Sistema Integrado de Gestion de Aceites Usados	Madrid (Spain)	Spain	EUR	175,713	Eni Iberia SLU Third parties	15.44 84.56	Co.
Tanklager - Gesellschaft Tegel (TGT) GbR	Hamburg (Germany)	Germany	EUR	8,898	Eni Deutsch.GmbH Third parties	12.50 87.50	Co.
TAR - Tankanlage Ruemlang AG	Ruemlang (Switzerland)	Switzerland	CHF	3,259,500	Eni Suisse SA Third parties	16.27 83.73	Co.
Tema Lube Oil Co Ltd	Accra (Ghana)	Ghana	GHS	258,309	Eni International BV Third parties	12.00 88.00	Co.
_______

(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(a)	Shares without nominal value.
(1)
Company under extraordinary administration procedure pursuant to law no. 95 of april 3, 1979. The liquidation was concluded on april 28, 2015. The cancellation has been filed and is pending the authorization by the Ministry of Economic Development.

Corporate and other activities
Corporate and financial companies
In Italy
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method(*)
Emittenti Titoli SpA (in liquidation)	Milan	Italy	EUR	4,264,000	Eni SpA Emittenti Titoli SpA (L) Third parties	10.00(a) 0.78 89.22	Co.

Outside Italy
OGCI Climate Investments Llp	London (United Kingdom)	United Kingdom	GBP	0(b)	Eni UK Ltd Third parties	14.29 85.71	Co.
______
(*)	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
(a)	Controlling interest:	Eni SpA Third parties	10.08 89.92
(b)	Shares without nominal value.
Information on Eni’s consolidated subsidiaries with significant non-controlling interest
In 2017 and 2016, Eni did not own any consolidated subsidiaries with a significant non-controlling interest.
The total shareholders’ equity pertaining to minority interests as of December 31, 2017, amounted to €49 million (same amount as of December 31, 2016).
Changes in the ownership interest without loss of control
In 2017 and 2016, Eni did not report any changes in ownership interest without loss or acquisition of control.
Principal joint ventures, joint operations and associates as of December 31, 2017
Company name	Registered office	Operating office	Business segment	% ownership interest	% voting rights
Joint venture
Gas Distribution Company of Thessaloniki - Thessaly SA	Ampelokipi- Menemeni (Greece)	Greece	Gas & Power	49.00	49.00
Lotte Versalis Elastomers Co Ltd	Yeosu (South Korea)	South Korea	Chemical	50.00	50.00
PetroJunín SA	Caracas (Venezuela)	Venezuela	Exploration & Production	40.00	40.00
Saipem SpA	San Donato Milanese (MI) (Italy)	Italia	Other Activities	30.54	31.00
Unión Fenosa Gas SA	Madrid (Spain)	Spain	Gas & Power	50.00	50.00
Joint Operation
Blue Stream Pipeline Co BV	Amsterdam (Netherlands)	Russia	Gas & Power	50.00	50.00
Mozambique Rovuma Venture SpA (former Eni East Africa SpA)	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Raffineria di Milazzo ScpA	Milazzo (ME) (Italy)	Italy	Refining & Marketing	50.00	50.00
Associates
Angola LNG Ltd	Hamilton (Bermuda)	Angola	Exploration & Production	13.60	13.60
The main line items of profit and loss and balance sheet related to the principal joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:
	2017
(€ million)	Saipem SpA	Unión Fenosa Gas SA	PetroJunín SA	Gas Distribution Company of Thessaloniki -Thessaly SA	Lotte Versalis Elastomeres Co	CARDÓN IV SA	Other joint ventures
Current assets	6,743	610	365	86	43	816	275
- of which cash and cash equivalent	1,751	32		15	30	42	64
Non-current assets	5,847	877	628	289	547	2,756	916
Total assets	12,590	1,487	993	375	590	3,572	1,191
Current liabilities	4,487	234	434	94	70	644	985
- current financial liabilities	189	40			38		640
Non-current liabilities	3,504	580	34	2	292	2,928	124
- non-current financial liabilities	2,929	506			288	1,912	79
Total liabilities	7,991	814	468	96	362	3,572	1,109
Net equity	4,599	673	525	279	228		82
Eni’s ownership interest (%)	31.00	50.00	40.00	49.00	50.00	50.00
Book value of the investment	1,413	350	210	137	114		28
Revenues and other operating income	9,038	1,340	135	54		756	412
Operating expense	(8,172)	(1,308)	(66)	(14)	(4)	(608)	(433)
Depreciation, amortization and impairments	(740)	(89)	(29)	(15)		(357)	(113)
Operating profit	126	(57)	40	25	(4)	(209)	(134)
Finance (expense) income	(223)	(38)	47			(155)	(53)
Income (expense) from investments	(9)	3					(4)
Profit before income taxes	(106)	(92)	87	25	(4)	(364)	(191)
Income taxes	(201)	1	(22)	(7)		(4)	(11)
Net profit	(307)	(91)	65	18	(4)	(368)	(202)
Other comprehensive income	49	(41)	(68)		(6)	26
Total other comprehensive income	(258)	(132)	(3)	18	(10)	(394)	(202)
Net profit attributable to Eni	(101)	(63)	26	9	(2)	(184)	(56)
Dividends received by the joint venture				12			29
	2016
(€ million)	Saipem SpA	Unión Fenosa Gas SA	PetroJunín SA	Gas Distribution Company of Thessaloniki - Thessaly SA	Lotte Versalis Elastomeres Co	Cardón IV SA	Other joint ventures
Current assets	7,783	651	336	34	12	451	197
- of which cash and cash equivalent	1,892	25	2	8	11	31	45
Non-current assets	6,500	1,037	703	285	417	3,628	469
Total assets	14,283	1,688	1,039	319	429	4,079	666
Current liabilities	5,668	232	480	13	36	455	433
- current financial liabilities	206	61					299
Non-current liabilities	3,730	650	32		245	3,230	94
- non-current financial liabilities	3,194	547			245	2,108	36
Total liabilities	9,398	882	512	13	281	3,685	527
Net equity	4,885	806	527	306	148	394	139
Eni’s ownership interest (%)	30.76	50.00	40.00	49.00	50.00	50.00
Book value of the investment	1,497	434	211	150	74	197	72
Revenues and other operating income	10,009	905	105	152		738	275
Operating expense	(9,100)	(921)	(60)	(98)	(1)	(233)	(279)
Other operating profit (loss)							(5)
Depreciation, amortization and impairments	(2,408)	(131)	(40)	(22)		(87)	(169)
Operating profit	(1,499)	(147)	5	32	(1)	418	(178)
Finance (expense) income	(154)	31	94		1	(206)	(20)
Income (expense) from investments	18	13
Profit before income taxes	(1,635)	(103)	99	32		212	(198)
Income taxes	(445)	23	(24)	(12)		(252)	(20)
Net profit	(2,080)	(80)	75	20		(40)	(218)
Other comprehensive income	48	29	18			12	(2)
Total other comprehensive income	(2,032)	(51)	93	20		(28)	(220)
Net profit attributable to Eni	(144)	(82)	30	10		(20)	(125)
Dividends received by the joint venture				10			35
The main line items of profit and loss and balance sheet related to the principal associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:
	2017
(€ million)	Angola LNG Ltd	United Gas Derivatives Co	Other associates
Current assets	662	192	182
- of which cash and cash equivalent	370	62	46
Non-current assets	7,048	91	1,698
Total assets	7,710	283	1,880
Current liabilities	203	37	339
- current financial liabilities			42
Non-current liabilities	1,610		1,050
- non-current financial liabilities	1,418		997
Total liabilities	1,813	37	1,389
Net equity	5,897	246	491
Eni’s ownership interest (%)	13.60	33.33
Book value of the investment	802	82	177
Revenues and other operating income	1,374	112	462
Operating expense	(563)	(44)	(410)
Depreciation, depletion, amortization and impairments	(399)	(13)	(27)
Operating profit	412	55	25
Finance (expense) income	(80)	6	1
Income (expense) from investments			(30)
Profit before income taxes	332	61	(4)
Income taxes		(14)	(5)
Net profit	332	47	(9)
Other comprehensive income	(817)	(39)	(13)
Total other comprehensive income	(485)	8	(22)
Net profit attributable to Eni	45	16	(7)
Dividends received by the associate		12	1
	2016
(€ million)	Angola LNG Ltd	United Gas Derivatives Co	Other associates
Current assets	507	253	1,338
- of which cash and cash equivalent	339	146	32
Non-current assets	8,376	140	569
Total assets	8,883	393	1,907
Current liabilities	284	41	1,232
- current financial liabilities			25
Non-current liabilities	1,863	1	270
- non-current financial liabilities	1,699		78
Total liabilities	2,147	42	1,502
Net equity	6,736	351	405
Eni’s ownership interest (%)	13.60	33.33
Book value of the investment	916	117	167
Revenues and other operating income	84	102	1,239
Operating expense	(281)	(61)	(1,051)
Other operating profit (loss)			(2)
Depreciation, depletion, amortization and impairments	(188)	(13)	(625)
Operating profit	(385)	28	(439)
Finance (expense) income	(70)	11	224
Profit before income taxes	(455)	39	(215)
Income taxes		5	(108)
Net profit	(455)	44	(323)
Other comprehensive income	200	11	(7)
Total other comprehensive income	(255)	55	(330)
Net profit attributable to Eni	(62)	14	(88)
Dividends received by the associate		14	39